UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAMELA HORWATH
Address: HOWLAND CAPITAL MANAGEMENT
         75 FEDERAL STREET SUITE 1100
         BOSTON, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAMELA HORWATH
Title:
Phone:    617-357-9110
Signature, Place, and Date of Signing:

    PAMELA HORWATH  BOSTON, MA    January 25, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      130

Form 13F Information Table Entry Total:       $513,331



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
3M Company	COM	88579Y101	6283	76876	SH		Sole		76876	0	0
Abbott Laboratories	COM	002824100	8489	150974	SH		Sole		150974	0	0
Ace Limited	SHS	H0023R105	10407	148423	SH		Sole		148423	0	0
Agnico Eagle Mines	COM	008474108	4944	136113	SH		Sole		136113	0	0
Akamai Technologies Inc	COM	00971T101	6115	189427	SH		Sole		189427	0	0
Amphenol Corp Cl A	CL A	032095101	1539	33916	SH		Sole		33916	0	0
Apache Corporation	COM	037411105	323	3566	SH		Sole		3566	0	0
Apple Computer Inc	COM	037833100	1653	4082	SH		Sole		4082	0	0
Aspen Technology Inc	COM	045327103	6318	364122	SH		Sole		364122	0	0
Astrazeneca ADR	SPONSORED ADR	046353108	929	20065	SH		Sole		20065	0	0
AT&T Incorporated	COM	00206R102	867	28669	SH		Sole		28669	0	0
Automatic Data Processing Inc	COM	053015103	4212	77994	SH		Sole		77994	0	0
Avery Dennison Corp	COM	053611109	345	12044	SH		Sole		12044	0	0
Barrick Gold Corp	COM	067901108	316	6980	SH		Sole		6980	0	0
Becton Dickinson & Co	COM	075887109	265	3547	SH		Sole		3547	0	0
Berkshire Hathaway Inc Del Cl A	CL A	084670108	6082	53	SH		Sole		53	0	0
Berkshire Hathaway Inc Del Cl B	CL B NEW	084670702	1364	17875	SH		Sole		17875	0	0
Blackrock Debt Strategies Fund	COM	09255R103	44	11406	SH		Sole		11406	0	0
Blackrock Muni Income Trust	SH BEN INT	09248F109	208	14918	SH		Sole		14918	0	0
BP Amoco PLC ADR	SPONSORED ADR	055622104	1244	29103	SH		Sole		29103	0	0
Bristol Myers Squibb Co	COM	110122108	786	22295	SH		Sole		22295	0	0
Brown Forman Corp Cl B	CL B	115637209	242	3000	SH		Sole		3000	0	0
Brown-Forman Corp Cl A	CL A	115637100	396	5000	SH		Sole		5000	0	0
Carmax Incorporated	COM	143130102	6011	197216	SH		Sole		197216	0	0
Caterpillar Incorporated	COM	149123101	245	2700	SH		Sole		2700	0	0
Central Fund Canada	CL A	153501101	8814	449473	SH		Sole		449473	0	0
Central Vermont Public Service Corp	COM	155771108	5238	149230	SH		Sole		149230	0	0
CH Robinson Worldwide Inc	COM NEW	12541W209	293	4200	SH		Sole		4200	0	0
ChevronTexaco Corp	COM	166764100	10073	94668	SH		Sole		94668	0	0
Cisco Systems Inc	COM	17275R102	813	44960	SH		Sole		44960	0	0
Clean Harbors Inc	COM	184496107	7601	119261	SH		Sole		119261	0	0
Coca Cola Company	COM	191216100	2341	33462	SH		Sole		33462	0	0
Colgate Palmolive Co	COM	194162103	9727	105278	SH		Sole		105278	0	0
ConocoPhillips	COM	20825C104	3807	52249	SH		Sole		52249	0	0
Core Laboratories NV	COM	N22717107	11092	97343	SH		Sole		97343	0	0
Cullen Frost Bankers Inc	COM	229899109	2821	53319	SH		Sole		53319	0	0
CVS/Caremark Corporation	COM	126650100	5547	136029	SH		Sole		136029	0	0
Danaher Corporation	COM	235851102	10648	226367	SH		Sole		226367	0	0
Darden Restaurants Inc	COM	237194105	241	5293	SH		Sole		5293	0	0
Devry Inc Del	COM	251893103	5221	135741	SH		Sole		135741	0	0
Dex One Corp. 	COM	25212W100	58	35000	SH		Sole		35000	0	0
Du Pont E I De Nemours	COM	263534109	8251	180221	SH		Sole		180221	0	0
Eaton Vance Enhanced Equity Inc Fund	COM	278277108	120	11718	SH		Sole		11718	0	0
Ecolab Incorporated	COM	278865100	6587	113945	SH		Sole		113945	0	0
Edwards Lifesciences Corp	COM	28176E108	695	9835	SH		Sole		9835	0	0
Emerson Electric Co	COM	291011104	1191	25568	SH		Sole		25568	0	0
Exelon Corporation	COM	30161N101	243	5612	SH		Sole		5612	0	0
Expeditors Intl Wash Inc	COM	302130109	573	14000	SH		Sole		14000	0	0
Exxon Mobil Corp	COM	30231G102	20097	237105	SH		Sole		237105	0	0
FMC Technologies	COM	30249U101	3614	69188	SH		Sole		69188	0	0
Frontier Communications Corp	COM	35906A108	1442	279924	SH		Sole		279924	0	0
General Electric Co	COM	369604103	14373	802494	SH		Sole		802494	0	0
General Mills Inc	COM	370334104	813	20110	SH		Sole		20110	0	0
Genuine Parts Co	COM	372460105	214	3500	SH		Sole		3500	0	0
Gilead Sciences Inc	COM	375558103	7812	190871	SH		Sole		190871	0	0
Grainger (W.W.) Inc	COM	384802104	217	1161	SH		Sole		1161	0	0
Halliburton Company	COM	406216101	292	8453	SH		Sole		8453	0	0
HCP Incorporated	COM	40414L109	11135	268756	SH		Sole		268756	0	0
Hershey Foods Corp	COM	427866108	558	9026	SH		Sole		9026	0	0
Hewlett Packard Co	COM	428236103	233	9046	SH		Sole		9046	0	0
Home Depot Inc	COM	437076102	380	9033	SH		Sole		9033	0	0
Idexx Laboratories Inc	COM	45168D104	10364	134665	SH		Sole		134665	0	0
Intel Corporation	COM	458140100	7440	306816	SH		Sole		306816	0	0
Intl Business Machines Corp	COM	459200101	2212	12032	SH		Sole		12032	0	0
Ishares Iboxx Inv Grade Corp Bond ETF	IBOXX INV CPBD	464287242	2937	25821	SH		Sole		25821	0	0
Ishares MSCI BRIC Index Fund	MSCI BRIC INDX	464286657	4084	112587	SH		Sole		112587	0	0
Ishares MSCI Emerging Mkts Index Fund	MSCI EMERG MKT	464287234	7421	195591	SH		Sole		195591	0	0
Ishares Tr Dow Jones Select Divd Index	DJ SEL DIV INX	464287168	4188	77896	SH		Sole		77896	0	0
Ishares Tr Russell 3000 Value Index	RUSL 3000 VALU	464287663	1530	18400	SH		Sole		18400	0	0
Ishares Tr US Treas Infl Protected ETF	BARCLYS TIPS BD	464287176	431	3690	SH		Sole		3690	0	0
Johnson & Johnson	COM	478160104	9153	139564	SH		Sole		139564	0	0
JPMorgan Chase & Co	COM	46625H100	371	11147	SH		Sole		11147	0	0
Mac Gray Corporation	COM	554153106	2359	171102	SH		Sole		171102	0	0
Market Vectors Gold ETF	GOLD MINER ETF	57060U100	411	7991	SH		Sole		7991	0	0
Marsh & McLennan Cos Inc	COM	571748102	288	9100	SH		Sole		9100	0	0
McCormick & Co Non Vtg Shs	COM NON VTG	579780206	6030	119600	SH		Sole		119600	0	0
McDonalds Corp	COM	580135101	1011	10081	SH		Sole		10081	0	0
Medtronic Inc	COM	585055106	7532	196907	SH		Sole		196907	0	0
Merck & Co Inc New	COM	58933Y105	1593	42245	SH		Sole		42245	0	0
Microchip Technology Inc	COM	595017104	3511	95863	SH		Sole		95863	0	0
Microsoft Corp	COM	594918104	12074	465111	SH		Sole		465111	0	0
Monsanto Co New	COM	61166W101	243	3465	SH		Sole		3465	0	0
Northern Trust Corp	COM	665859104	3169	79916	SH		Sole		79916	0	0
NStar Ben Int	COM	67019E107	6227	132599	SH		Sole		132599	0	0
Nuance Communications Inc	COM	67020Y100	6698	266200	SH		Sole		266200	0	0
Paychex Incorporated	COM	704326107	4137	137410	SH		Sole		137410	0	0
Pepsico Incorporated	COM	713448108	9903	149258	SH		Sole		149258	0	0
Pfizer Incorporated	COM	717081103	576	26633	SH		Sole		26633	0	0
Philip Morris Intl Inc	COM	718172109	296	3770	SH		Sole		3770	0	0
Portland General Electric Co	COM NEW	736508847	5485	216903	SH		Sole		216903	0	0
Praxair Incorporated	COM	74005P104	3498	32724	SH		Sole		32724	0	0
Procter & Gamble Co	COM	742718109	9351	140168	SH		Sole		140168	0	0
Qualcomm Inc	COM	747525103	10234	187092	SH		Sole		187092	0	0
Raytheon Co New	COM NEW	755111507	234	4840	SH		Sole		4840	0	0
Ritchie Bros Auctioneers Inc	COM	767744105	375	16964	SH		Sole		16964	0	0
Royal Dutch Shell PLC ADR A	SPONS ADR A	780259206	244	3342	SH		Sole		3342	0	0
Schlumberger Limited	COM	806857108	6679	97769	SH		Sole		97769	0	0
Snap-On Inc.	COM	833034101	647	12780	SH		Sole		12780	0	0
Solera Holdings Inc	COM	83421A104	6489	145697	SH		Sole		145697	0	0
Southern Company	COM	842587107	594	12828	SH		Sole		12828	0	0
Spdr Gold Trust	GOLD SHS	78463V107	3343	21995	SH		Sole		21995	0	0
SPDR S & P 500 ETF Trust	TR UNIT	78462F103	5208	41500	SH		Sole		41500	0	0
Staples Incorporated	COM	855030102	3489	251194	SH		Sole		251194	0	0
Stericycle Inc	COM	858912108	6281	80609	SH		Sole		80609	0	0
Stryker Corporation	COM	863667101	241	4850	SH		Sole		4850	0	0
Suncor Inc	COM	867224107	213	7376	SH		Sole		7376	0	0
Sycamore Networks Inc.	COM NEW	871206405	191	10650	SH		Sole		10650	0	0
Sysco Incorporated	COM	871829107	264	9000	SH		Sole		9000	0	0
Target Incorporated	COM	87612E106	223	4346	SH		Sole		4346	0	0
Teva Pharmaceutical Inds LTD ADR	ADR	881624209	793	19650	SH		Sole		19650	0	0
Thermo Fisher Scientific Inc	COM	883556102	5238	116478	SH		Sole		116478	0	0
UGI Corporation	COM	902681105	11138	378853	SH		Sole		378853	0	0
Union Pacific Corp	COM	907818108	400	3779	SH		Sole		3779	0	0
United Parcel Service Inc Cl B	CL B	911312106	6469	88382	SH		Sole		88382	0	0
United Technologies Corp	COM	913017109	1056	14445	SH		Sole		14445	0	0
Valhi Incorporated	COM	918905100	5745	95000	SH		Sole		95000	0	0
Valley National Bancorp	COM	919794107	5281	426891	SH		Sole		426891	0	0
Vanguard Bond Index ETF	TOTAL BND MRKT	921937835	6368	76230	SH		Sole		76230	0	0
Vanguard Short Term Bond ETF	SHORT TRM BOND	921937827	13434	166183	SH		Sole		166183	0	0
Verizon Communications Inc	COM	92343V104	487	12139	SH		Sole		12139	0	0
Visa Corporation	COM CL A	92826C839	6616	65162	SH		Sole		65162	0	0
Vodafone Group PLC Spon ADR New	SPONS ADR NEW	92857W209	3684	131432	SH		Sole		131432	0	0
Walgreen Company	COM	931422109	7426	224621	SH		Sole		224621	0	0
Watsco Inc	COM	942622200	6457	98334	SH		Sole		98334	0	0
Wells Fargo & Company	COM	949746101	4569	165798	SH		Sole		165798	0	0
WGL Holdings Inc	COM	92924F106	203	4600	SH		Sole		4600	0	0
Windstream Corp	COM	97381W104	4294	365732	SH		Sole		365732	0	0
Wisdomtree Chinese Yuan Fund	CHINESE YUAN ETF	97717W182	3523	139840	SH		Sole		139840	0	0
Wisdomtree Intl Midcap Div Fund	INTL MIDCAP DV	97717W778	7876	182957	SH		Sole		182957	0	0

S REPORT SUMMARY             130   DATA RECORDS          513,331
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED